INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory rate on pre-tax book loss	(34.00%)	(34.00%)
Stock based compensation	23.00%	11.70%
Financing costs	2.40%	2.40%
Valuation allowance	8.60%	19.90%
	0.00%	0.00%